CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2025 $ / shares shares
CONSOLIDATED BALANCE SHEET
Common Stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	100
Common Stock, shares issued	100
Common stock, shares outstanding	100